SHARE BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

9. SHARE BASED COMPENSATION

2024 Equity Incentive Plan

On July 1, 2024, the Company’s board of directors approved the Company’s 2024 Equity Incentive Plan (the “Plan”), which was designed to attract, retain and motivate key employees, officers, consultants, and directors of the Company (collectively, the “Eligible Persons”) to promote the success of the Company’s business. The Plan authorizes the award to Eligible Persons of stock options, restricted stock, restricted stock units, or other stock-based awards granted under the Plan. Under the Plan, the Company reserved 10.4 million shares of its stock for issuance to eligible persons.

Stock Options

The stock options granted during fiscal year 2025 and 2024 have various vesting schedules, ranging from immediate vests to a three-year period and stock-based compensation expense is recognized on a straight-line basis over the requisite service period as services are performed throughout that vesting period. Stock option activity for the period was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Nonvested at September 30, 2024	4,025,000	$0.05
Granted	6,996,677	$0.05
Vested	(3,289,455)	$0.05
Forfeited	(3,135,000)	$0.05
Nonvested at September 30, 2025	4,597,222	$0.05	9.0	$-
Exercisable at September 30, 2025	3,289,455	$0.05	9.0	$-

The weighted average grant date fair value options granted during each of the two years ended September 30, 2025 was $0.49.

The Company utilizes the Black Scholes valuation model to determine the fair value of its granted options. A description of the significant assumptions used to estimate the fair value of share-based compensation awards was as follows:

Fiscal Periods Ended September 30, 2025 and 2024
Expected volatility	90%
Risk free interest rate	4.0%
Expected term	10 years
Expected dividends	-
Current price input	0.50

The Company utilized the practical expedient in ASC 718-10-30 to estimate the fair value of its underlying shares.

As of September 30, 2025, there was approximately $1.8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 1.0 year. The Company recognized $1,932,864 and $158,972 of stock-based compensation during its fiscal years ended September 30, 2025 and 2024, respectively.